Item 1. Schedule of Investments

T. ROWE PRICE SMALL-CAP VALUE FUND
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares/$ Par	Value
(Cost and value in $ 000s)

COMMON STOCKS AND WARRANTS 89.9%

CONSUMER DISCRETIONARY 13.1%
Auto Components 0.9%
IMPCO Technologies *†	1,200,000	7,200
Keystone Automotive *	475,000	13,685
R & B *†	900,000	9,225
Shiloh Industries *	225,000	3,013
Strattec Security *†	276,800	14,352
		47,475
Distributors 0.7%
Building Material Holding	375,000	34,946
		34,946
Diversified Consumer Services 0.1%
Matthews International, Class A	141,800	5,359
		5,359
Hotels, Restaurants & Leisure 2.5%
Applebee's	495,000	10,242
Centerplate, Equity Units †	1,343,500	15,921
Champps Entertainment *†	842,100	5,827
Champps Entertainment, Warrants, 12/15/07 *†	93,809	0
Orient-Express, Class A	950,000	26,999
Rare Hospitality International *	1,489,900	38,290
Ruby Tuesday	975,000	21,216
Steak 'N Shake *	1,075,000	19,511
		138,006
Household Durables 2.0%
Chromcraft Revington *†	570,500	7,747
CSS Industries †	926,300	30,123
Dixie Group *†	870,000	13,868
Skyline †	501,600	20,385
Stanley Furniture †	825,000	21,607
WCI Communities *	525,000	14,894
		108,624
Leisure Equipment & Products 0.6%
SCP Pool	860,000	30,040
		30,040
Media 1.9%
Courier †	960,000	35,904
Fisher Communications *	129,000	6,006
Journal Register	1,825,000	29,529
Regent Communications *	1,085,000	5,707
Saga Communications *	1,450,000	19,285
Spanish Broadcasting, Class A *	1,300,000	9,334
		105,765
Multiline Retail 0.1%
Fred's	520,000	6,505
		6,505
Specialty Retail 3.8%
Aaron Rents
Class A †	593,400	11,690
Class B †	2,144,900	45,365
Hancock Fabrics †	1,570,000	10,566
Haverty Furniture †	1,050,000	12,841
Hibbett Sporting Goods *	1,470,000	32,707
S & K Famous Brands *†	300,300	5,661
Stein Mart	1,900,000	38,570
TBC Corp *†	1,500,000	51,735
		209,135
Textiles, Apparel, & Luxury Goods 0.5%
Culp *†	720,100	3,370
Cutter & Buck †	1,000,000	12,300
Madden Steven *†	597,500	13,695
		29,365
Total Consumer Discretionary		715,220

CONSUMER STAPLES 1.7%
Beverages 0.2%
Coca-Cola Bottling	275,000	13,459
		13,459
Food & Staples Retailing 0.8%
Casey's General Stores	330,000	7,656
Nash Finch	600,000	25,314
Wild Oats Markets *	825,000	10,609
		43,579
Food Products 0.3%
Boswell	23,000	13,800
Monterey Pasta *†	835,000	3,348
		17,148
Household Products 0.2%
Oil-Dri †	486,600	8,501
		8,501
Tobacco 0.2%
Alliance One International	2,400,000	8,496
		8,496
Total Consumer Staples		91,183

ENERGY 8.9%
Energy Equipment & Services 4.6%
Atwood Oceanics *	300,000	25,263
Carbo Ceramics	300,000	19,797
Geophysique ADR *†	600,000	12,474
Hydril *	315,000	21,622
Lone Star Technologies *	800,000	44,472
Superior Well Services *	65,000	1,501
TETRA Technologies *†	2,025,000	63,220
Todco, Class A	1,125,000	46,924
W-H Energy Services *	435,000	14,103
		249,376
Oil, Gas & Consumable Fuels 4.3%
Cimarex Energy *	30,000	1,360
Encore Acquisition *	1,725,000	67,016
Forest Oil *	975,000	50,798
Penn Virginia	840,000	48,476
Ultra Petroleum *	87,700	4,988
Whiting Petroleum *	1,400,000	61,376
		234,014
Total Energy		483,390

FINANCIALS 19.6%
Capital Markets 1.1%
Allied Capital	910,000	26,053
American Capital Strategies	305,000	11,181
Gladstone Capital	100,000	2,255
JMP Holdings ‡†	240,000	2,400
LaBranche & Co. *	205,600	1,787
Piper Jaffray *	260,000	7,764
Sanders Morris Harris Group	527,100	8,618
Stifel Financial *	1,100	40
		60,098
Commercial Banks 6.4%
Amegy Bancorp	590,000	13,352
Boston Private Financial	400,000	10,616
CoBiz	786,180	14,631
Columbia Bankcorp	13,091	277
East West Bancorp	1,800,000	61,272
First Financial Fund	650,000	12,597
First Republic Bank †	1,229,100	43,301
GB&T Bancshares	500,000	10,615
Glacier Bancorp	1,060,000	32,722
Preferred Bank	100,000	4,019
Sandy Spring Bancorp	210,500	7,094
SVB Financial Group *	738,000	35,896
Texas Regional Bancshares, Class A	1,500,000	43,185
UCBH Holdings	1,880,000	34,442
Wintrust Financial	500,000	25,130
		349,149
Diversified Financial Services 0.1%
Hercules Technology Growth *	280,000	3,570
		3,570
Insurance 4.5%
Bristol West Holdings	530,000	9,672
Hub International	750,300	17,017
KMG America *	700,000	5,600
Markel *	116,000	38,338
MaxRe Capital	1,325,000	32,847
Midland	880,600	31,728
Ohio Casualty	500,000	13,560
ProAssurance *†	1,540,000	71,872
Procentury †	1,000,000	10,240
Scottish Annuity & Life	500,000	11,920
Seabright Insurance *	250,000	3,235
		246,029
Real Estate 7.0%
Bedford Property Investors, REIT †	1,000,000	23,840
Columbia Equity Trust, REIT *†	930,000	13,578
EastGroup Properties, REIT	400,000	17,500
First Potomac Realty Trust, REIT	236,000	6,065
Gables Residential Trust, REIT	750,000	32,737
Glenborough Realty Trust, REIT	775,000	14,880
Innkeepers USA, REIT †	2,018,100	31,180
Kilroy Realty, REIT	1,300,000	72,839
Kite Realty Group Trust, REIT †	1,452,000	21,664
LaSalle Hotel Properties, REIT	925,000	31,866
National Health Realty, REIT †	712,200	13,824
Strategic Hotel Capital, REIT †	1,771,600	32,349
Trammell Crow *	1,500,000	37,020
Washington SBI, REIT	1,100,500	34,237
		383,579
Thrifts & Mortgage Finance 0.5%
Net Bank	1,284,656	10,676
Triad Guaranty *	415,000	16,276
		26,952
Total Financials		1,069,377

HEALTH CARE 4.7%
Biotechnology 1.5%
deCode genetics *	710,000	5,957
Diversa *	1,410,000	8,164
Exelixis *	2,012,500	15,436
Inhibitex *†	1,784,112	18,162
Inhibitex, Warrants, 11/20/09 *‡†	211,281	290
Lexicon Genetics *	750,000	2,985
Momenta Pharmaceuticals *	100,000	2,725
Myogen *	350,000	8,225
Myriad Genetics *	600,000	13,116
NPS Pharmaceuticals *	800,000	8,088
		83,148
Health Care Equipment & Supplies 1.9%
Analogic	298,000	15,022
Arrow International	906,600	25,566
Atrion †	168,000	10,920
National Dentex *	44,786	923
Quidel *†	2,200,000	20,812
Regeneration Technologies *	541,223	4,422
Sonic Innovations *†	1,150,000	5,088
Strategic Diagnostics *†	1,019,839	4,181
TriPath Imaging *	967,000	6,827
West Pharmaceutical Services	250,000	7,417
		101,178
Health Care Providers & Services 1.3%
Capital Senior Living *†	1,561,500	13,039
National Healthcare	171,600	6,006
Odyssey Healthcare *	536,600	9,106
Owens & Minor	1,400,000	41,090
Radiologix *	283,200	1,036
SRI Surgical Express *†	419,000	2,648
		72,925
Total Health Care		257,251

INDUSTRIALS & BUSINESS SERVICES 20.5%
Aerospace & Defense 0.2%
EDO	300,000	9,009
TransTechnology *†	500,000	3,515
		12,524
Air Freight & Logistics 1.2%
Hub Group, Class A *	700,000	25,697
UTi Worldwide	475,000	36,907
		62,604
Airlines 0.3%
Frontier Airlines *	1,475,000	14,425
Midwest Express Holdings *	450,000	959
		15,384
Building Products 1.2%
Ameron International †	503,800	23,376
ElkCorp	565,000	20,210
Quixote	415,232	8,882
Universal Forest Products	240,000	13,757
		66,225
Commercial Services & Supplies 3.4%
American Ecology	315,900	6,198
Casella Waste Systems, Class A *†	1,785,000	23,437
Duratek *	50,000	914
FTI Consulting *	1,500,000	37,890
G & K Services, Class A	665,000	26,194
Integrated Water Resources *	200,000	24
McGrath RentCorp †	1,550,000	43,911
Pike Electric *	585,400	10,965
RemedyTemp, Class A *†	611,500	5,112
Synagro Technologies	1,735,000	8,155
Tetra Tech *†	500,000	8,410
Waste Connections *	450,000	15,786
		186,996
Construction & Engineering 0.5%
Insituform Technologies *†	1,625,000	28,096
		28,096
Electrical Equipment 1.9%
C&D Technologies †	1,600,000	15,056
Franklin Electric	800,000	33,112
Genlyte Group *	603,600	29,021
LSI Industries	500,000	9,500
Woodward Governor	200,000	17,010
		103,699
Industrial Conglomerates 1.1%
Raven Industries †	2,106,500	61,615
		61,615
Machinery 4.2%
3-D Systems *†	1,050,000	23,342
Accuride *	643,700	8,890
Badger Meter †	335,000	13,179
JLG Industries †	2,360,000	86,352
Joy Global	215,000	10,849
K-Tron *†	256,323	8,671
Lydall *†	1,275,000	11,386
Nordson	550,000	20,917
Oshkosh Truck	690,000	29,780
Repower Systems (EUR) *†	400,000	16,741
		230,107
Marine 1.3%
International Shipholding *†	850,062	14,494
Kirby Corporation *	500,000	24,715
Overseas Shipholding Group	525,000	30,623
		69,832
Road & Rail 3.9%
Dollar Thrifty Auto Group *	1,250,000	42,088
Genesee & Wyoming, Class A *†	1,360,000	43,112
Landstar Systems	2,750,000	110,082
Transport Corp of America *†	349,700	2,623
Vitran, Class A *†	800,000	12,976
		210,881
Trading Companies & Distributors 0.9%
Aceto †	1,900,000	10,963
Electro Rent *†	2,000,000	25,160
Valley National Gases *†	765,000	12,607
		48,730
Transportation Infrastructure 0.4%
Macquarie Infrastructure Company Trust	825,000	23,265
		23,265
Total Industrials & Business Services		1,119,958

INFORMATION TECHNOLOGY 8.6%
Communications Equipment 0.8%
Belden CDT	1,170,000	22,733
Comarco *†	616,800	5,058
IXIA *	249,650	3,672
Packeteer *	850,000	10,668
Zhone Technologies *	1,600,000	4,176
		46,307
Computers & Peripherals 0.4%
SBS Technologies *†	975,000	9,389
Synaptics *	613,200	11,528
		20,917
Electronic Equipment & Instruments 2.0%
Applied Films *	300,000	6,300
Cyberoptics *†	480,000	6,686
FLIR Systems *	900,000	26,622
GTSI *†	735,800	5,408
Landauer †	550,000	26,950
Littelfuse *	650,000	18,285
Methode Electronics	775,000	8,928
Planar Systems *	450,000	3,699
Richardson Electronics †	725,000	5,481
		108,359
Internet Software & Services 0.7%
Chordiant Software *	375,000	1,069
Clarus *	67,900	564
MatrixOne *	1,625,000	8,547
S1 *	600,000	2,346
Websense *	500,000	25,605
		38,131
IT Services 0.9%
Keane *	1,250,000	14,288
MPS Group *	2,075,000	24,485
Startek †	700,000	9,240
		48,013
Semiconductor & Semiconductor Equipment 2.2%
Advanced Energy Industries *	945,000	10,168
Advanced Power Technology *†	960,000	8,304
ATMI *	415,000	12,865
Brooks-Pri Automation *	1,025,000	13,663
California Micro Devices *†	1,500,000	11,580
California Micro Devices, Warrants, 11/22/05 *‡†	37,500	126
Entegris *	2,765,500	31,250
Helix Technology †	1,610,000	23,748
Intevac *	552,500	5,696
Lattice Semiconductor *	500,000	2,140
		119,540
Software 1.6%
Agile Software *	1,250,000	8,962
Ansoft *	115,400	3,358
Callidus Software *	75,000	278
Catapult Communications *	540,000	9,904
Moldflow *†	555,300	8,840
NetIQ *	400,000	4,896
Progress Software *	800,000	25,416
RSA Security *	1,100,000	13,981
SPSS *	580,000	13,920
		89,555
Total Information Technology		470,822

MATERIALS 8.3%
Chemicals 2.0%
Airgas	309,500	9,170
American Vanguard †	1,350,000	24,718
Arch Chemicals	550,000	12,787
Hawkins Chemical	368,724	5,052
Lesco *†	581,900	9,223
MacDermid	560,000	14,706
Material Sciences *	625,000	9,419
Minerals Technologies	10,000	572
Penford †	840,000	11,231
Symyx Technologies *	481,000	12,564
		109,442
Construction Materials 1.1%
Florida Rock Industries	910,000	58,322
		58,322
Containers & Packaging 0.4%
Chesapeake Corp.	555,000	10,206
Constar International *	321,032	649
Myers Industries	850,000	9,894
		20,749
Metals & Mining 3.3%
Carpenter Technology	925,000	54,214
Centerra Gold (CAD) *†	1,100,000	22,664
Cleveland-Cliffs	280,000	24,391
Gibraltar Industries	1,346,900	30,804
Meridian Gold *	640,000	14,022
Metal Management	650,000	16,478
Norddeutsche Affinerie (EUR)	500,000	11,093
Stillwater Mining *	408,500	3,738
Synalloy *†	245,000	2,741
		180,145
Paper & Forest Products 1.5%
Buckeye Technologies *	820,000	6,658
Deltic Timber †	675,000	31,084
Potlatch	640,000	33,357
Wausau Paper	875,000	10,946
		82,045
Total Materials		450,703

TELECOMMUNICATION SERVICES 0.4%
Diversified Telecommunication Services 0.3%
Hickory Technology	465,000	4,092
Premiere Global Services *	1,550,000	12,679
		16,771
Wireless Telecommunication Services 0.1%
Wireless Facilities *	1,250,000	7,250
		7,250
Total Telecommunication Services		24,021

TRUSTS & MUTUAL FUNDS 1.1%
Trusts & Mutual Funds 1.1%
Capital Southwest	100,045	8,521
Central Fund Canada, Class A	2,030,000	11,469
European Capital (EUR) *‡	646,624	624
iShares Russell 2000 Value	630,000	41,536
Total Trusts & Mutual Funds		62,150

UTILITIES 3.0%
Electric Utilities 1.4%
Cleco	1,000,000	23,580
El Paso Electric *	1,100,000	22,935
Green Mountain Power	86,300	2,842
Otter Tail	350,000	10,829
Unisource Energy	412,000	13,695
		73,881
Gas Utilities 0.2%
Southwest Gas	378,800	10,375
		10,375
Independent Power Producers & Energy Traders 0.9%
Black Hills	1,100,000	47,707
		47,707
Multi-Utilities 0.2%
Vectren	450,000	12,758
		12,758
Water Utilities 0.3%
Southwest Water †	1,161,553	16,842
Western Water *†	664,500	17
		16,859
Total Utilities		161,580
Total Common Stocks and Warrants (Cost $2,732,790)		4,905,655
PREFERRED STOCKS 0.1%
Spanish Broadcasting	2,458	2,627
Total Preferred Stocks (Cost $2,409)		2,627
CONVERTIBLE PREFERRED STOCKS 0.1%
3-D Systems *‡†	263,482	5,857
International Shipholding †	25,000	1,272
Western Water *†	2,259	4
Total Convertible Preferred Stocks (Cost $4,831)		7,133
CONVERTIBLE BONDS 0.9%
3-D Systems, 6.00%, 11/30/13 ‡†	4,600,000	9,583
Champps Entertainment, 5.50%, 12/1/07 †	4,000,000	3,615
deCode genetics, 3.50%, 4/15/11	5,000,000	4,315
EDO, 5.25%, 4/15/07	5,000,000	5,188
NPS Pharmaceuticals, 3.00%, 6/15/08	10,000,000	8,777
Richardson Electronics, 144A, 7.75%, 12/15/11 †	8,101,000	7,939
Unisource Energy, 144A, 4.50%, 3/1/35 (Tender 3/1/15)‡	10,000,000	10,482
Total Convertible Bonds (Cost $44,292)		49,899
CORPORATE BONDS 0.2%
Alliance One International, 144A, 11.00%, 5/15/12	3,500,000	3,325
Black Hills, 6.50%, 5/15/13	7,000,000	7,242
Total Corporate Bonds (Cost $10,638)		10,567
SHORT-TERM INVESTMENTS 8.8%
Money Market Fund 8.7%
T. Rowe Price Reserve Investment Fund, 3.79% #†	473,947,221	473,947
		473,947
Promissory Note 0.0%
Western Water, Promissary Note, 2.00%, 10/1/05 *†	331,866	0
		0
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 3.20%, 10/13/05 ++	5,000,000	4,995
		4,995
Total Short-Term Investments (Cost $478,942)		478,942

FUTURES CONTRACTS 0.0%
Variation margin receivable (payable) on open futures
contracts (2)	0	744
Total Futures Contracts (Cost $0)		744

Total Investments in Securities
100.0% of Net Assets (Cost $3,273,902)		$5,455,567

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
++	All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2005.
144A	Security was purchased pursuant to Rule 144A under the
Securities Act of 1933 and may be resold in transactions
exempt from registration only to qualified institutional buyers -
- total value of such securities at period-end amounts to
$21,746 and represents 0.4% of net assets
ADR	American Depository Receipts
CAD	Canadian dollar
EUR	Euro
REIT	Real Estate Investment Trust

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies.
As defined by the 1940 Act, an affiliated company is one in which the fund owns 5%
or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	9/30/05	12/31/04
3-D Systems	$-	$ -	$-	$ 23,342	$ 21,052
3-D Systems Cv. Pfd.	-	-	79	5,857	5,230
3-D Systems
Cv. Bond, 6.00%
11/30/13	-	-	207	9,583	8,643
Aaron Rents
Class A	1,543	-	22	11,690	11,810
Aaron Rents
Class B	-	665	87	45,365	55,208
Aceto	3,350	-	172	10,963	18,564
Advanced Power
Technology	549	-	-	8,304	6,850
Alphasmart	-	6,008	-	-	2,949
American Vanguard	1,687	-	111	24,718	23,171
Ameron
International	-	-	302	23,376	19,094
Atrion	-	-	76	10,920	7,601
Badger Meter	485	141	143	13,179	**
Bedford Property
Investors, REIT	-	-	1,530	23,840	28,410
Belden CDT	-	-	-	*	32,480
Bond Care
International	-	-	-	-	23,812
Building Material
Holding	-	-	-	*	21,059
C&D Technologies	3,977	-	44	15,056	22,152
California Micro
Devices	1,469	-	-	11,580	8,863
California Micro
Devices, Warrants
11/22/05	-	-	-	126	102
Capital Senior Living	-	-	-	13,039	8,838
Casella Waste
Systems, Class A	1,776	-	-	23,437	24,156
Centerplate
Equity
Units	1,182	-	1,514	15,921	16,537
Centerra Gold	-	-	-	22,664	20,183
Champps
Entertainment	3,585	-	-	5,827	3,448
Champps
Entertainment
Cv. Bond
5.50%, 12/1/07	-	-	165	3,615	4,020
Champps
Entertainment
Warrants, 12/15/07	-	-	-	-	-
Chromcraft
Revington	-	923	-	7,747	7,995
Columbia Equity
Trust, REIT	14,119	-	-	13,578	-
Comarco	-	-	-	5,058	5,304
Courier	547	-	252	35,904	32,709
CSS Industries	-	-	315	30,123	29,420
Culp	-	-	-	3,370	4,882
Cutter & Buck	-	-	210	12,300	14,570
Cyberoptics	1,955	-	-	6,686	**
Deltic Timber	-	-	135	31,084	28,654
Dixie Group	13,621	-	-	13,868	**
Electro Rent	-	-	-	25,160	28,460
First Republic Bank	-	-	399	43,301	43,428
Genesee &
Wyoming, Class A	6,660	-	-	43,112	**
Geophysique ADR	-	-	-	12,474	8,262
GTSI	-	899	-	5,408	8,408
Hancock Fabrics	118	-	281	10,566	16,074
Haverty Furniture	744	-	193	12,841	18,500
Helix Technology	6,382	-	356	23,748	**
IMPCO
Technologies	3,622	-	-	7,200	**
Inhibitex	543	-	-	18,162	8,090
Inhibitex, Restricted	-	-	-	-	5,128
Inhibitex, Warrants
11/20/09	-	-	-	290	-
Innkeepers USA
REIT	236	-	625	31,180	28,400
Insituform
Technologies	345	-	-	28,096	36,272
International
Shipholding	-	-	-	14,494	12,666
International
Shipholding, Cv. Pfd.	-	-	55	1,272	1,250
JLG Industries	596	-	35	86,352	45,640
JMP Holdings	67	-	41	2,400	3,500
Kite Realty Group
Trust, REIT	7,684	-	627	21,664	**
K-Tron	-	-	-	8,671	6,819
Landauer	-	-	701	26,950	25,135
Lesco	1,677	-	-	9,223	5,873
Lydall	-	-	-	11,386	15,122
Madden Steven	-	7,114	-	13,695	18,860
McGrath RentCorp	-	-	604	43,911	33,798
Moldflow	-	-	-	8,840	8,829
Monterey Pasta	-	-	-	3,348	2,822
National Health
Realty, REIT	231	-	705	13,824	14,007
Obie Media	-	50	-	-	2,438
Oil-Dri	-	-	161	8,501	8,861
Peak International	-	8,935	-	-	4,913
Penford	209	-	150	11,231	12,977
Penn Engineering &
Manufacturing	1,643	14,488	-	-	14,616
Penn Engineering &
Manufacturing
Class A	-	4,572	-	-	4,725
ProAssurance	-	-	-	71,872	60,229
Procentury	251	-	59	10,240	12,090
Quidel	592	-	-	20,812	10,414
R & B	-	-	-	9,225	11,245
Raven Industries	97	-	442	61,615	44,777
RemedyTemp
Class A	-	-	-	5,112	6,268
Repower Systems	1,277	-	-	16,741	5,891
Richardson
Electronics	-	-	87	5,481	7,692
Richardson
Electronics
Cv. Bond, 7.25%
12/15/06	-	3,743	58	-	3,563
Richardson
Electronics, Cv.
Bond, 144A
7.75%, 12/15/11	7,743	-	390	7,939	-
S & K Famous
Brands	-	-	-	5,661	4,898
SBS Technologies	3,450	-	-	9,389	**
Skyline	-	-	271	20,385	20,465
Sonic Innovations	180	-	-	5,088	4,608
Southwest Water	201	681	181	16,842	16,241
SRI Surgical Express	19	-	-	2,648	2,059
Standard
Commercial	-	14,988	70	-	15,568
Stanley Furniture	1,325	-	143	21,607	17,081
Startek	698	5,775	944	9,240	24,182
Strategic
Diagnostics	60	-	-	4,181	3,500
Strategic Hotel
Capital, REIT	5,509	-	1,057	32,349	**
Strattec Security	70	-	-	14,352	17,258
Sun Communities	-	27,236	1,710	-	41,256
Synalloy	-	1,207	-	2,741	3,203
TBC Corp	-	-	-	51,735	41,700
Tetra Tech	-	8,162	-	8,410	17,577
TETRA Technologies	-	-	-	63,220	38,205
Thomas Industries	-	21,606	190	-	39,920
Transport Corp of
America	-	997	-	2,623	3,568
TransTechnology	-	-	-	3,515	3,655
Valley National
Gases	227	-	-	12,607	13,478
Vitran, Class A	-	-	-	12,976	13,680
Western Water	-	-	-	17	33
Western Water
Cv. Pfd.	-	-	-	4	7
Western Water
2.00%, 10/1/05	-	-	-	-	-
Whiting Petroleum	-	-	-	*	42,350
T. Rowe Price
Reserve Investment
Fund, 3.79%	¤	¤	9,645	473,947	416,576
Totals			$ 25,544	$ 2,011,994	$ 1,924,876

‡	Includes dividend income of $24,725 and interest income of $819.
*	The issuer was not considered an affiliated company at September 30, 2005.
**	The issuer was not considered an affiliated company at December 31, 2004.
¤	Purchase and sale information not shown for cash management funds.

(2) Open Futures Contracts at September 30, 2005 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 310 Russell 2000 contracts,
$4,500 par of 3.20% U.S. Treasury Bills
pledged as initial margin	12/05	$104,176	$(889)
Net payments (receipts) of variation
margin to date			1,633
Variation margin receivable (payable)
on open futures contracts			$744

‡Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $29,362 and represents 0.5% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
3-D Systems	5/8/03	$ 1,581
3-D Systems, 6.00%, 11/30/13	11/25/03	4,600
California Micro Devices, Warrants, 11/22/05	11/22/02	0
European Capital	9/30/05	624
Inhibitex, Warrants, 11/20/09	11/10/04	0
JMP Holdings	8/18/04	3,567
Unisource Energy, 144A, 4.50%, 3/1/35 (Tender 3/1/15)	2/24/05	10,107
Totals		$ 20,479

The fund has registration rights for certain restricted securities held as of
September 30, 2005. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Small-Cap Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $3,273,902,000. Net unrealized gain aggregated $2,180,032,000 at period-end, of which $2,313,380,000 related to appreciated investments and $133,348,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees.

For the period ended September 30, 2005, total realized gain on all affiliated companies was $22,162,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Value Fund, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 18, 2005